QUARTERLY REPORT

CULTIVAR ETF

Schedule of InvestmentsOctober 31, 2025 (unaudited)

		Shares	Value
86.60%	COMMON STOCKS
1.34%	COMMUNICATION SERVICES
	Comcast Corp. Class A	8,738	$243,222
	John Wiley & Sons, Inc. Class A	6,382	235,304
			478,526

4.52%	CONSUMER DISCRETIONARY
	Advance Auto Parts	4,986	234,990
	Hasbro, Inc.	4,511	344,234
	Lululemon Athletica, Inc. ADR(A)	2,132	363,591
	Monro, Inc.	11,151	163,362
	NIKE, Inc.	7,977	515,235
			1,621,412

10.75%	CONSUMER STAPLES
	Archer-Daniels-Midland Co.	1,883	113,978
	The Clorox Co.	2,852	320,736
	Dollar General Corp.	4,475	441,504
	General Mills, Inc.	2,759	128,597
	The Hershey Compan	3,232	548,244
	Hormel Foods Corp.	18,306	395,227
	The JM Smucker Co.	3,564	369,052
	Kimberly-Clark Corp.	3,453	413,359
	Lamb Weston Holdings, Inc.	1,578	97,410
	McCormick & Co., Inc.	8,017	514,371
	Target Corp.	1,821	168,843
	Tyson Foods, Inc. Class A	6,658	342,288
			3,853,609

6.10%	ENERGY
	BP plc ADR	7,986	280,548
	Core Laboratories, Inc. ADR	73,297	1,168,354
	Equinor ASA ADR	10,444	250,238
	Halliburton Co.	12,552	336,896
	World Kinect Corp.	5,832	150,757
			2,186,793

QUARTERLY REPORT

CULTIVAR ETF

Schedule of Investments - continuedOctober 31, 2025 (unaudited)

		Shares	Value
7.81%	FINANCIALS
	FactSet Research Systems, Inc.	318	$84,842
	Global Payments, Inc.	6,177	480,324
	Independent Bank Corp.	4,054	272,794
	Jack Henry & Associates, Inc.	618	92,045
	MarketAxess Holdings, Inc.	8,590	1,374,915
	PayPal Holdings, Inc.	7,136	494,311
			2,799,231

19.45%	HEALTH CARE
	Agilent Technologies, Inc.	1,534	224,516
	Biogen, Inc.(A)	2,711	418,226
	Bio-Techne Corp.	5,083	318,043
	Bristol-Myers Squibb Co.	3,739	172,256
	CVS Health Corp.	6,254	488,750
	Edwards Lifescience Corp.(A)	5,272	434,676
	Fresenius Medical Care AG ADR	11,700	314,028
	Humana, Inc.	1,663	462,630
	Illumina, Inc.(A)	3,350	413,859
	Inogen, Inc.(A)	26,025	214,446
	Johnson & Johnson	2,404	454,044
	Medtronic plc ADR	4,647	421,483
	Perrigo Co. plc ADR	16,714	346,648
	Pfizer, Inc.	10,648	262,473
	Regeneron Pharmaceuticals, Inc.	689	449,090
	Thermo Fisher Scientific, Inc.	407	230,928
	UnitedHealth Group, Inc.	868	296,474
	Veeva Systems, Inc. Class A(A)	1,186	345,363
	Zimmer Biomet Holdings	3,373	339,189
	Zoetis, Inc.	2,521	363,251
			6,970,373
9.88%	INDUSTRIALS
	Canadian National Railway Co. ADR	1,921	184,243
	Healthcare Services Group, Inc.(A)	56,466	1,009,048
	Huntington Ingalls Industries	629	202,551

QUARTERLY REPORT

CULTIVAR ETF

Schedule of Investments - continuedOctober 31, 2025 (unaudited)

		Shares	Value
	Lockheed Martin Corp.	397	$195,276
	Paycom Software, Inc.	2,214	414,217
	Proto Labs, Inc.(A)	10,790	536,910
	Southwest Airlines Co.	26,135	791,890
	UPS, Inc. Class B	2,129	205,278
			3,539,413

9.36%	INFORMATION TECHNOLOGY
	Accenture plc Class A ADR	692	173,069
	Adobe, Inc.(A)	985	335,205
	Cognex Corp.	6,061	250,865
	Cognizant Tech Solutions	2,195	159,972
	Dassault Systemes S.A. ADR	10,312	293,583
	Intel Corp.(A)	17,842	713,502
	Microchip Technology, Inc.	4,203	262,351
	Nice Systems Ltd. ADR(A)	1,268	173,285
	Qorvo, Inc.(A)	5,761	546,834
	Skyworks Solutions, Inc.	3,531	274,429
	STMicroelectronics NV ADR	6,969	170,532
			3,353,627

8.20%	MATERIALS
	Albemarle Corp.	3,962	389,187
	Barrick Mining Corporation ADR	21,224	696,147
	First Majestic Silver Corp. ADR	38,654	493,612
	FMC Corp.	11,830	179,461
	Newmont Goldcorp Corp.	6,738	545,576
	Nutrien Ltd. ADR	5,425	295,391
	Sociedad Quimica y Minera de Chile SA ADR	6,914	338,717
			2,938,091

4.47%	REAL ESTATE
	Alexandria Real Estate Equities, Inc.	10,242	596,289
	Crown Castle, Inc.	1,868	168,531
	Douglas Emmett, Inc.	21,088	272,879

QUARTERLY REPORT

CULTIVAR ETF

Schedule of Investments - continuedOctober 31, 2025 (unaudited)

		Shares	Value
	Empire State Realty Trust	17,424	$128,763
	LTC Properties, Inc.	4,710	165,227
	Piedmont Office Realty Trust, Inc.(A)	22,598	182,140
	Weyerhaeuser Co.	3,810	87,630
			1,601,459

4.72%	UTILITIES
	Eversource Energy	8,307	613,140
	Northwest Natural Holding Co.	16,260	740,318
	Portland General Electric	7,365	336,433
			1,689,891

86.60%	TOTAL COMMON STOCKS
	(Cost: $30,152,299)		31,032,425

4.52%	US TREASURY BILLS
	US Treasury 11/04/2025 0.031%(B)	1,620,000	1,619,829

6.67%	US TREASURY BONDS
	US Treasury 05/15/2052 2.875%	2,253,000	1,625,929
	US Treasury 05/15/2054 4.625%	770,000	764,014
			2,389,943

11.19%	TOTAL TREASURIES
	(Cost: $4,040,832)		4,009,772

97.79%	TOTAL INVESTMENTS
	(Cost: $34,193,132)		35,042,197
2.21%	Other assets, net of liabilities		793,298
100.00%	NET ASSETS		$35,835,495

(A)Non-income producing

(B)Zero coupon security. The rate shown is the yield-to-maturity on the date of October 31,2025

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

QUARTERLY REPORT

CULTIVAR ETF

Schedule of Investments - continuedOctober 31, 2025 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of October 31, 2025:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
COMMON STOCKS	$31,032,425	$—	$—	$31,032,425
US TREASURY BILLS	—	1,619,829	—	1,619,829
US TREASURY BONDS	—	2,389,943	—	2,389,943
TOTAL INVESTMENTS	$31,032,425	$4,009,772	$—	$35,042,197

The cost of investments for Federal income tax purposes has been estimated a/o October 31, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $34,193,132, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$3,851,170
Gross unrealized depreciation	(3,002,105)
Net unrealized appreciation	$849,065